Deposits (Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Deposits [Abstract]
2015	$ 153,097
2016	10,855
2017	16,420
2018	27,042
2019	16,852
Total	$ 224,266